Customers' refundable fees (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement In Customers Refundable Fees [Roll Forward]
Balance at the beginning of the year	¥ 36,074	¥ 44,916	¥ 41,697
Cash received from customers	43,527	55,403	409,781
Cash refunded to customers	(35,374)	(26,329)	(85,227)
Revenue recognized	(13,230)	(37,916)	(321,335)
Balance at the end of the year	¥ 30,997	¥ 36,074	¥ 44,916